Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

17. Subsequent Events:

17.1 On June 2, July 1, July 15 and August 24, 2011, the Company concluded the Memorandum of Agreements for the sale of the vessels La Jolla, Conquistador, Brisbane, Samsara and Toro for a sale price of $90,100 in the aggregate. The Company, except from the vessel La Jolla, has not classified the above vessels as "held for sale" in the accompanying June 30, 2011 consolidated balance sheet, as all criteria required for their classification as "Vessels held for sale" were not met. An impairment loss of $112,104 in the aggregate was recognized as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell. The vessels La Jolla, Conquistador and Samsara were delivered to their new owners on July 20, July 25 and August 24, respectively, while the two remaining vessels are expected to be delivered to their new owners during the third and fourth quarter of 2011.

17.2 On July 20, 2011, the Company entered into contracts with Petrobras Brazil for the Ocean Rig Corcovado and the Ocean Rig Mykonos for drilling operations offshore Brazil. The term of each contract is 1,095 days, with a total combined value of $1.1 billion. The contract for the Ocean Rig Mykonos is scheduled to commence directly after delivery of the drillship in September 2011 and the contract for the Ocean Rig Corcovado is scheduled to commence upon the expiration of the drillship's current contract with Cairn.

17.3 On July 26, 2011, the Company entered into a definitive agreement to acquire 100% of the shares of OceanFreight Inc. (“OceanFreight”), a company listed on NASDAQ with the ticker OCNF and a fleet comprised of four Capesize bulk carriers, two Panamax bulk carriers, and five Very Large Ore Carriers scheduled for delivery in 2012 and 2013.OceanFreight shareholders will be paid $11.25 per share in cash and they will also receive 0.52326 shares of Ocean Rig UDW Inc. for every share they own of OceanFreight. The Company will also assume $143 million dollars in debt as a result of this transaction. On August 24, 2011, the Company acquired 3,000,856 shares of OceanFreight Inc. from entities controlled by Mr. Anthony Kandylidis. These shares represent a majority of the outstanding shares of OceanFreight.

17.4 On July 28, 2011 the Company took delivery of its newbuilding drillship, the “Ocean Rig Poseidon”, the third of four sixth generation, ultradeepwater sister drillships being constructed by Samsung. In connection with the delivery of the Ocean Rig Poseidon, the final yard installment of $309.3 million was paid, which was financed with additional drawdowns in July 2011 under the Company's credit facility.

17.5 Pursuant to the terms of the Securities Purchase Agreement, dated July 9, 2009, by and among the Company and Entrepreneurial Spirit Holdings Inc. and the sellers listed therein, and the Certificate of Designations of Rights, Preferences and Privileges of Series A Convertible Preferred Stock of the Company, all of the conditions for the mandatory conversion of 25% of the Company's Series A Convertible Preferred Stock were met on July 31, 2011, the contractual delivery date of the Ocean Rig Poseidon.

17.6 On August 4, 2011, the Company's Board of Directors announced that it approved the partial spin-off of its interest in Ocean Rig UDW.The Company will distribute approximately 2,967,359 shares of common stock of Ocean Rig UDW to existing shareholders. The number of shares of common stock of Ocean Rig UDW to be distributed for each share of common stock of the Company will be determined by dividing 2,967,359 by the aggregate number of issued and outstanding shares of common stock of the Company on September 21, 2011, the record date for the distribution.Ocean Rig UDW has applied to list its common stock on the NASDAQ Global Select Market.

17.7On August 10, 2011, the Company amended the terms its $495.0 million credit facility for the construction of the Ocean Rig Mykonos to allow for full draw downs to finance the remaining installment payments for the Ocean Rig Mykonos based on the Petrobras Brazil contract and on August 10, 2011, the cash collateral deposited for the drillship was released. The amendment also requires that the Ocean Rig Mykonos be re-employed under a contract acceptable to the lenders meeting certain minimum terms and dayrates at least six months, in lieu of 12 months, prior to the expiration of the Petrobras Brazil contract.All other material terms of the credit facility were unchanged.

17.8 On August 26, 2011, the Company commenced an offer to exchange up to 28,571,428 new common shares of Ocean Rig UDW that have been registered under the Securities Act of 1933, as amended, for an equivalent number of common shares of Ocean Rig UDW, previously sold in a private offering made in December 2010 to both non-U.S. persons in Norway in reliance on Regulation S under the Securities Act and to qualified institutional buyers in the United States in reliance on Rule 144A under the Securities Act , pursuant to a registration statement on Form F-4 (File No. 333-175940) of Ocean Rig UDW filed with the Commission on August 1, 2011, as amended by Amendment No. 1 to Form F-4 and Post-Effective Amendment No. 1 to Form F-4 filed with the Commission on August 17, 2011 and August 30, 2011, respectively.